UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
March 31, 2007

Check here if Amendment	 [   ];
Amendment Number: ______
This Amendment (Check only one.): [   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Beutel, Goodman & Company  Ltd.
Address: 20 Eglinton Avenue West
               Suite 2000
                Toronto, Ontario  M4R 1K8

Form 13F File Number: 28-__11939__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   	Michael James Gibson
Title:    	Chief Financial Officer, Alternate Compliance Officer
Phone:   	416 932-6337

Signature, Place, and Date of Signing:

___________________________________
[Signature]


Toronto, Ontario, Canada		April 25, 2007
[City, State] 				[Date]


Report Type (Check only one.):

[ X  ] 13F HOLDINGS REPORT.
(Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a
portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list,
omit this section.]


Form 13F File Number
28-_11939_________________
[Repeat as necessary.]


Name
__________________________________________





<table><caption>                                  Beutel, Goodman & Company Ltd.
                                                  Form 13F Information Table                      Form 13F File Number
31-Mar.-07                                                                                        28 - 11939

                                                       Total      Shares Shrs or Investment Other    Voting Authority
Name of Issuer         Title of Class       CUSIP  (x $1000)                PRN  Discretion Mgrs.            Sole Shared       None
Alcan Inc.             Common           013716105     163,832   3,138,607              Sole              2,573,407           565,200
Bank of Montreal       Common           063671101     233,271   3,857,705              Sole              3,053,592           804,113
Bank of  Nova Scotia   Common           064149107     158,371   3,433,685              Sole              2,622,918           810,767
BCE Inc.               Common           05534B760     243,962   8,615,451              Sole              6,930,159         1,685,292
CIBC                   Common           136069101     141,921   1,633,769              Sole              1,229,828           403,941
Enbridge               Common           29250N105     117,642   3,601,406              Sole              2,954,906           646,500
Magna Intl  Inc        Class A Sub Vtg  559222401     125,412   1,669,251              Sole              1,361,675           307,576
Manulife Financial     Common           56501R106     365,996  10,629,879              Sole              8,616,382         2,013,497
Nexen                  Common           65334H102     200,981   3,261,952              Sole              2,644,452           617,500
Open Text Corp.        Common           683715106     139,981   6,281,948              Sole              5,574,148           707,800
Petro Canada           Common           71644E102     194,644   4,971,258              Sole              3,900,127         1,071,131
Sun Life Financial inc Common           866796105     232,442   5,103,269              Sole              4,121,042           982,227
Talisman Energy Inc    Common           87425E103     200,719  11,423,322              Sole              9,054,013         2,369,309
Thomson Corp           Common           884903105     217,740   5,250,611              Sole              4,313,311           937,300
Toronto Dominion Bank  Common           891160509     396,854   6,592,567              Sole              5,242,796         1,349,771

Total                                               3,133,768




FORM 13F SUMMARY PAGE



Report Summary:   March 31, 2007

Number of Other Included Managers:None

Form 13F Information Table Entry Total: 15

Form 13F Information Table Value Total: 3,133,768 (thousands)

List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]




No. Form 13F File Number Name
____ 28-__11939_____________________
______________________________________
[Repeat as necessary.]